Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Stock Based Compensation Expense [Abstract]
Stock-Based Compensation
11.
Stock-Based Compensation
2021 Equity Incentive Plan
In July 2021, the Company’s board of directors adopted and the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of incentive stock options (“ISOs”) to employees and for the grant of nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.
The number of shares of Class A Common Stock initially reserved for issuance under the 2021 Plan is 20,915,283. As of March 31, 2022, 14,018,435 shares remain available for future grant under the 2021 Plan. The number of shares reserved for issuance will automatically increase on January 1 of each year, for a period of 10 years, from January 1, 2022 through January 1, 2031, by 4% of the total number of shares of Celularity capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors. Shares subject to stock awards granted under the 2021 Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2021 Plan. Additionally, shares issued pursuant to stock awards under the 2021 Plan that are repurchased or forfeited, as well as shares that are reacquired as consideration for the exercise or purchase price of a stock award or to satisfy tax withholding obligations related to a stock award, will become available for future grant under the 2021 Plan.
The 2021 Plan is administered by the Company’s board of directors. The Company’s board of directors, or a duly authorized committee thereof, may delegate to one or more officers the authority to (i) designate employees other than officers to receive specified stock awards and (ii) determine the number of shares to be subject to such stock awards. Subject to the terms of the 2021 Plan, the plan administrator has the authority to determine the terms of awards, including recipients, the exercise price or strike price of stock awards, if any, the number of shares subject to each stock award, the fair market value of a share, the vesting schedule applicable to the awards, together with any vesting acceleration, the form of consideration, if any, payable upon exercise or settlement of the stock award and the terms and conditions of the award agreements for use under the 2021 Plan. The plan administrator has the power to modify outstanding awards under the 2021 Plan. Subject to the terms of the 2021 Plan and in connection with a corporate transaction or capitalization adjustment, the plan administrator may not reprice or cancel and regrant any award at a lower exercise price, strike price or purchase price or cancel any award with an exercise price, strike price or purchase price in exchange for cash, property or other awards without first obtaining the approval of the Company’s stockholders.
2017 Equity Incentive Plan
The 2017 Equity Incentive Plan (the “2017 Plan”) adopted by Legacy Celularity’s board of directors and approved by Legacy Celularity’s stockholders provided for Legacy Celularity to grant stock options to employees, directors and consultants of Legacy Celularity. In connection with the closing of the Business Combination and effectiveness of the 2021 Plan, no further grants will be made under the 2017 Plan.
The total number of stock options that could have been issued under the 2017 Plan was 32,342,049. Shares that expired, forfeited, canceled or otherwise terminated without having been fully exercised were available for future grant under the 2017 Plan.
The 2017 Plan is administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions were determined at the discretion of Legacy Celularity’s board of directors, or its committee if so delegated, except that the exercise price per share of stock options could not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option could not be greater than ten years. Stock options granted to employees, officers, members of the board of directors and consultants typically vested over a three or four year period.
Stock Option Valuation
Awards with Service Conditions
The fair value of each option is estimated on the date of grant using a Black-Scholes option pricing model that takes into account inputs such as the exercise price, the estimated fair value of the underlying common stock at grant date, expected term, expected stock price volatility, risk-free interest rate, and dividend yield. The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Certain of these inputs are subjective and generally required judgment to determine.

•
The expected term of employee stock options with service-based vesting is determined using the “simplified” method, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of non-employee
options is equal to the contractual term.

•	The expected stock price volatility is based on historical volatilities of comparable public entities within the Company’s industry.

•
The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the respective expected term or contractual term.

•	The expected dividend yield is 0% because the Company has not historically paid, and does not expect, for the foreseeable future, to pay a dividend on its common stock.
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three months ended March 31, 2022:

Risk-free interest rate	1.8%
Expected term (in years)	6.0
Expected volatility	76.5%
Expected dividend yield	0%
The weighted average grant-date fair value per share of stock options granted during the three months ended March 31, 2022 and year ended December 31, 2021 was $3.39.
The following table summarizes option activity with service conditions under the 2021 Plan and the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at January 1, 2022	24,064,586	$4.23	7.4	$56,525
Granted	120,727	$5.08
Exercised	(10,255)	$3.74
Forfeited	(175,852)	$6.89

Outstanding at March 31, 2022	23,999,206	$4.22	8.59	$117,847
Vested and expected to vest March 31, 2022	23,999,206	$4.22	8.59	$117,847
Exercisable at March 31, 2022	20,203,497	$3.55	8.55	$111,059
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s Class A Common Stock for those options that had exercise prices lower than the fair value of the Company’s Class A Common Stock.
During the three months ended March 31, 2022, the aggregate intrinsic value was $35 for the stock options exercised.
The Company recorded stock-based compensation expense of $1,568 for the three months ended March 31, 2022. As of March 31, 2022, unrecognized compensation cost for options issued with service conditions was $16,474, and will be recognized over an estimated weighted-average amortization period of 2.60 years.
Awards with Market Conditions
The Company awarded options to acquire a total of 2,469,282 shares with an exercise price of $6.32 to the Company’s President in connection with the commencement of his employment. The grant was comprised of four equal tranches, which award will vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date, subject to his continued employment with the Company. The fair value of the President’s award was determined based upon a Monte Carlo simulation valuation model. The Company’s assumptions for expected volatility and closing price were 75.0% and $6.32, respectively. The aggregate estimated fair value of the President’s award was $7,013, which is expected to be recognized over a weighted-average period of four years. The Company recognized $432 in share-based expense related to the President’s award for the three months ended March 31, 2022. As of March 31, 2022, there was $6,067 of unrecognized compensation costs that the Company plans to recognize over the weighted average period of 3.5 years.
Restricted Stock Units
The Company issues restricted stock units (“RSUs”) to employees that generally vest over a two-year
period with 50% of awards vesting after 1 year and then the remaining 50% vesting after 2 years. Any unvested shares will be forfeited upon termination of services. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is amortized straight-line over the vesting period.
The following table summarizes activity related to RSU stock-based payment awards:

	Number Shares	Weighted average grant date fair value
Outstanding at December 31, 2021	474,700	$7.20
Granted	54,466	$4.59
Forfeited	(11,550)	$7.20

Outstanding at March 31, 2022	517,616	$6.93

The Company recorded stock-based compensation expense of $420 for the three months ended March 31, 2022 related to RSUs. As of March 31, 2022, the total unrecognized expense related to all RSUs was $2,979, which the Company expects to recognize over a weighted-average period of 1.86 years.
Stock-Based Compensation Expense
The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$37	$16
Research and development	248	347
Selling, general and administrative	2,137	646

	$2,422	$1,009

13.	Stock-Based Compensation
2021 Equity Incentive Plan
In July 2021, the Company’s board of directors adopted and the Company’s stockholders approved the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for the grant of incentive stock options (“ISOs”) to employees and for the grant of nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of stock awards to employees, directors and consultants.
The number of shares of Class A common stock initially reserved for issuance under the 2021 Plan is 20,915,283. As of December 31, 2021, 15,152,282 shares remain available for future grant under the 2021 Plan. The number of shares reserved for issuance will automatically increase on January 1 of each year, for a period of 10 years, from January 1, 2022 through January 1, 2031, by 4% of the total number of shares of Celularity capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Company’s board of directors. Shares subject to stock awards granted under the 2021 Plan that expire or terminate without being exercised in full, or that are paid out in cash rather than in shares, will not reduce the number of shares available for issuance under the 2021 Plan. Additionally, shares issued pursuant to stock awards under the 2021 Plan that are repurchased or forfeited, as well as shares that are reacquired as consideration for the exercise or purchase price of a stock award or to satisfy tax withholding obligations related to a stock award, will become available for future grant under the 2021 Plan.
The 2021 Plan is administered by the Company’s board of directors. The Company’s board of directors, or a duly authorized committee thereof, may delegate to one or more officers the authority to (i) designate employees other than officers to receive specified stock awards and (ii) determine the number of shares to be subject to such stock awards. Subject to the terms of the 2021 Plan, the plan administrator has the authority to determine the terms of awards, including recipients, the exercise price or strike price of stock awards, if any, the number of shares subject to each stock award, the fair market value of a share, the vesting schedule applicable to the awards, together with any vesting acceleration, the form of consideration, if any, payable upon exercise or settlement of the stock award and the terms and conditions of the award agreements for use under the 2021 Plan. The plan administrator has the power to modify outstanding awards under the 2021 Plan. Subject to the terms of the 2021 Plan and in connection with a corporate transaction or capitalization adjustment, the plan administrator may not reprice or cancel and regrant any award at a lower exercise price, strike price or purchase price or cancel any award with an exercise price, strike price or purchase price in exchange for cash, property or other awards without first obtaining the approval of the Company’s stockholders.
2017 Equity Incentive Plan
The 2017 Equity Incentive Plan adopted by Legacy Celularity’s board of directors and approved by Legacy Celularity’s stockholders provided for Legacy Celularity to grant stock options to employees, directors and consultants of Legacy Celularity. In connection with the closing of the Business Combination and effectiveness of the 2021 Plan, no further grants will be made under the 2017 Plan.
The total number of stock options that could have been issued under the 2017 Plan was 32,342,049. Shares that expired, forfeited, canceled or otherwise terminated without having been fully exercised were available for future grant under the 2017 Plan.
The 2017 Plan is administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions were determined at the discretion of Legacy Celularity’s board of directors, or its committee if so delegated, except that the exercise price per share of stock options could not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option could not be greater than ten years. Stock options granted to employees, officers, members of the board of directors and consultants typically vested over a three or four year period.

Stock Option Valuation
Awards with Service Conditions
The fair value of each option is estimated on the date of grant using a Black-Scholes option pricing model that takes into account inputs such as the exercise price, the estimated fair value of the underlying common stock at grant date, expected term, expected stock price volatility, risk-free interest rate, and dividend yield. The fair value of each grant of stock options was determined by the Company using the methods and assumptions discussed below. Certain of these inputs are subjective and generally required judgment to determine.

•
The expected term of employee stock options with service-based vesting is determined using the “simplified” method, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of non-employee
options is equal to the contractual term.

•	The expected stock price volatility is based on historical volatilities of comparable public entities within the Company’s industry.

•
The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the respective expected term or contractual term.

•	The expected dividend yield is 0 % because the Company has not historically paid, and does not expect, for the foreseeable future, to pay a dividend on its common stock.
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020

Risk-free interest rate	0.8%	1.0%
Expected term (in years)	4.65	6.0
Expected volatility	80.4%	67.8%
Expected dividend yield	—%	—%
The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2021 and 2020 was $4.13 and $2.24, respectively.

The following table summarizes option activity under the 2021 Plan and the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value

Balance at December 31, 2019	13,954,174	$0.75	7.6	$40,572
Granted	4,662,072	3.70
Exercised	(108,369)	3.88
Forfeited	(1,340,712)	2.17

Outstanding at December 31, 2020	17,167,165	$1.63	7.3	$100,633

Granted	9,681,736	8.57
Exercised	(703,512)	0.91
Forfeited	(2,080,803)	4.04

Outstanding at December 31, 2021	24,064,586	$4.23	7.4	$56,525

Vested and expected to vest December 31, 2021	24,064,586	$4.23	7.4	$56,525
Exercisable at December 31, 2021	17,840,068	$3.51	6.9	$51,898
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.
In March 2021, Legacy Celularity’s board of directors approved the issuance of fully vested options to acquire
269,007
 shares at $
3.83
 per share to each of its non-employee directors. During the second quarter of 2021, the grant notice was provided to the non-employee directors. Accordingly, the grant date was established in the second quarter of 2021 under ASC 718,
Compensation – Stock Compensation
and the Company recognized the commensurate expense.
During the second quarter of 2021, Legacy Celularity’s board of directors approved the issuance of fully vested options to acquire a total of
2,613,217
 shares at $
10.21
 per share to certain members of senior management. Accordingly, the Company recognized the full expense of $
13,723
 during the second quarter of
2021
, of which $
6,861
 was recorded to research and development expense and $
6,862
 was recorded to selling, general and administrative expense on the consolidated statement of operations.
In September 2021, the Company’s board of directors approved the issuance of options to acquire a total of 3,766,107 shares of common stock at $10.23 per share to certain members of senior management as a result of the Business Combination (the “Transaction Awards” or “Performance Awards”). The Transaction Awards vested 50% on the Closing Date, with the remaining 50% vesting over four years. Accordingly, the Company recognized expense of $7,186 during the third quarter of 2021 for the shares that vested on the grant date, of which $3,388 was recorded to research and development expense and $3,798 was recorded to selling, general and administrative expense on the consolidated statement of operations. Additional expense was recognized in 2021 for the portion of the awards that vest over time.

In July 2021, the Company amended two non-employee stock option awards such that any unvested awards at the time of the Business Combination would become fully vested. The Company accelerated the recognition of $
567
of expense related to the modification of these awards.
During the years ended December 31, 2021 and 2020, the aggregate intrinsic value was $2,959 and $671 for the stock options exercised, respectively.

131,256 options exercised with a value of $441 were classified as liabilities at December 31, 2021 until the shares are issued to the holder.
As of December 31, 2021, unrecognized compensation cost for options issued was $12,408, and will be recognized over an estimated weighted-average amortization period of 3.3 years.
Awards with Performance Conditions
The Company
had
certain performance-based stock options, which were earned based on the attainment of specified goals achieved over the performance period. During the years ended December 31, 2021 and 2020, the Company recognized $31 and $21 expense related to the performance awards in which the performance condition was probable. until those awards were amended such that the entire unvested portion of the award vested upon closing of the Business Combination. The Company accelerated the recognition of $
121
of expense related to the modification of this award and as of December 31, 2021, the there was no amount of unrecognized expense related to these performance awards.
Awards with Market Conditions
In September 2021, the Company awarded options to acquire a total of 2,469,282 shares with an exercise price of $6.32 to the Company’s President in connection with the commencement of his employment. The grant was comprised of four equal tranches, which award will vest in up to five equal installments in respect of achieving certain share price targets between the third and fourth anniversary of the effective date, subject to his continued employment with the Company. The fair value of the President’s award was determined based upon a Monte Carlo simulation valuation model. The Company’s assumptions for expected volatility and closing price were 75.0% and $6.32, respectively. The aggregate estimated fair value of the President’s award was $7,013, which is expected to be recognized over a weighted-average period of four years. The Company recognized $514 in share-based expense related to the President’s award for the year ended December 31, 2021. As of December 31, 2021, there was $6,499 of unrecognized compensation costs that the Company plans to recognize over the weighted average period of 3.7 years.
Restricted Stock Units
The Company issues
restricted stock units
(“RSUs”)
 to employees that generally vest over a
two-year
period with 50% of awards vesting after 1 year and then the remaining 50% vesting after 2 years. Any unvested shares will be forfeited upon termination of services. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is
amortized straight-line over the vesting
period.
The following table summarizes activity related to RSU stock-based payment awards:

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2020	—	$—
Granted	488,600	7.20
Forfeited	(13,900)	7.20

Outstanding at December 31, 2021	474,700	$7.20

The Company recorded stock-based compensation expense of $222 for the year ended December 31, 2021, related to RSUs. As of December 31, 2021, the total unrecognized expense related to all RSUs was $3,296, which the Company expects to recognize over a weighted-average period of 1.92 years
Stock-Based Compensation Expense
The company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Year Ended December 31,
	2021	2020
Cost of goods sold	$72	$70
Research and development	11,105	1,384
Selling, general and administrative	28,833	2,917

	$40,010	$4,371